Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Oct. 16, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025
Ned Davis Research 360 Dynamic Allocation ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,795	$ 10,135	$ 9,863	$ 10,044	$ 10,002	$ 9,782	$ 9,518	$ 9,843	$ 10,237	$ 10,304	$ 10,565	$ 10,927
60% MSCI ACWI Index / 40% Bloomberg Global Aggregate Index
Account Value [Line Items]
Accumulated Value	10,000	9,805	10,038	9,810	10,030	10,051	9,837	10,008	10,339	10,696	10,719	10,940	11,207
Bloomberg Global Aggregate Index
Account Value [Line Items]
Accumulated Value	10,000	9,862	9,895	9,683	9,738	9,877	9,938	10,230	10,194	10,387	10,232	10,381	10,449
MSCI ACWI Net
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,767	$ 10,133	$ 9,893	$ 10,225	$ 10,163	$ 9,762	$ 9,853	$ 10,419	$ 10,887	$ 11,034	$ 11,307	$ 11,717